ACCOUNTING POLICIES (Details) - Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Profit (loss) for the year		$ 971	$ (7)	$ 150
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	[1]	38	0	(50)
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:		86	14	(91)
Exchange differences on translation of non-foreign operations	[1]	(16)	4	(100)
Net gain (loss) on equity investments		98	6	9
Actuarial gain (loss) recognised		10	2	5
Deferred taxation thereon		(6)	2	(5)
Other comprehensive income (loss) for the year, net of tax		124	14	(141)
Total comprehensive income (loss) for the year, net of tax		$ 1,095	7	9
As previously reported
Disclosure of net defined benefit liability (asset) [line items]
Profit (loss) for the year			(7)	150
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations			4	(150)
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:			10	9
Exchange differences on translation of non-foreign operations			0	0
Net gain (loss) on equity investments			6	9
Actuarial gain (loss) recognised			2	5
Deferred taxation thereon			2	(5)
Other comprehensive income (loss) for the year, net of tax			14	(141)
Total comprehensive income (loss) for the year, net of tax			7	9
Adjustment
Disclosure of net defined benefit liability (asset) [line items]
Profit (loss) for the year			0	0
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations			(4)	100
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:			4	(100)
Exchange differences on translation of non-foreign operations			4	(100)
Net gain (loss) on equity investments			0	0
Actuarial gain (loss) recognised			0	0
Deferred taxation thereon			0	0
Other comprehensive income (loss) for the year, net of tax			0	0
Total comprehensive income (loss) for the year, net of tax			$ 0	$ 0

[1]	Exchange differences arising on translation of foreign and non-foreign operations have been restated to reflect those that will be reclassified subsequently to profit or loss and those that will not be reclassified subsequently to profit or loss. Refer to note 1.